Employee Benefit Plans (Net Periodic Benefit Costs and Other Changes Recognized in OCI) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Income (loss) from discontinued operations, net of income tax	$ (1,291)	$ (451)	$ (1,361)	$ 433	$ 217	$ 301	$ 318	$ 478	$ (2,670)	$ 1,314	$ 1,389
Total recognized in OCI									(131)	(354)	970
Pension Benefits
Net periodic benefit costs [Abstract]
Service costs									272	275	258
Interest costs									423	414	447
Settlement and curtailment costs									2	(1)	5
Expected return on plan assets									(527)	(534)	(474)
Amortization of net actuarial (gains) losses									189	189	168
Amortization of prior service costs (credit)									0	(1)	0
Total net periodic benefit costs (credit)									359	342	404
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses									238	43	960
Prior service costs (credit)									(11)	0	(20)
Amortization of net actuarial (gains) losses									(189)	(189)	(168)
Amortization of prior service (costs) credit									0	1	0
Income (loss) from discontinued operations, net of income tax									(1)	(2)	(2)
Total recognized in OCI									37	(147)	770
Total recognized in net periodic benefit costs and OCI									396	195	1,174
Other Postretirement Benefits
Net periodic benefit costs [Abstract]
Service costs									9	17	15
Interest costs									82	89	93
Settlement and curtailment costs									19	3	2
Expected return on plan assets									(75)	(80)	(76)
Amortization of net actuarial (gains) losses									10	42	11
Amortization of prior service costs (credit)									(6)	(5)	(4)
Total net periodic benefit costs (credit)									39	66	41
Net Periodic Benefit Cost Amortized From Accumulated Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gains) losses									(124)	(161)	223
Prior service costs (credit)									(41)	(7)	(13)
Amortization of net actuarial (gains) losses									(10)	(42)	(11)
Amortization of prior service (costs) credit									6	5	4
Income (loss) from discontinued operations, net of income tax									1	(2)	(3)
Total recognized in OCI									(168)	(207)	200
Total recognized in net periodic benefit costs and OCI									$ (129)	$ (141)	$ 241